Property, Plant and Equipment -Summary of Property, Plant and Equipment owned and Leased assets (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 23,854	$ 23,503
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	21,630	21,295
Property, plant and equipment leased (right-of-use assets) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 2,224	$ 2,209